NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule Of Noncontrolling Interest
The following table summarizes the activity for equity attributable to noncontrolling interests in the years ended December 31, 2020, 2019, and 2018:

Noncontrolling Interests In millions	2020	2019	2018
Balance at beginning of period	$569	$1,608	$1,597
Net income attributable to noncontrolling interests	28	102	155
Distributions to noncontrolling interests [1]	(50)	(27)	(168)
Noncontrolling interests from DWDP Merger	—	—	61
Cumulative translation adjustments	—	12	(39)
Spin-off of Dow and Corteva	—	(1,124)	—
Other	19	(2)	2
Balance at end of period	$566	$569	$1,608
1. Net of dividends paid to a joint venture, which were reclassified to "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations, totaled $27 million for the year ended December 31, 2018.